Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
(formerly Natural Resources Portfolio)
November 30, 2021
NAT-NPRT3-0122
1.810716.117
Common Stocks - 99.8%
	Shares	Value ($)
Chemicals - 1.9%
Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	124,000	7,513,160
Construction Materials - 2.2%
Construction Materials - 2.2%
Eagle Materials, Inc.	29,800	4,595,756
Summit Materials, Inc. (a)	111,300	4,151,490
		8,747,246
Containers & Packaging - 8.6%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	16,400	1,961,276
Ball Corp.	26,900	2,513,805
Berry Global Group, Inc. (a)	35,200	2,430,560
Crown Holdings, Inc.	94,400	9,987,520
		16,893,161
Paper Packaging - 4.4%
Avery Dennison Corp.	52,300	10,725,161
Graphic Packaging Holding Co.	113,100	2,232,594
Packaging Corp. of America	35,400	4,622,886
		17,580,641
TOTAL CONTAINERS & PACKAGING		34,473,802
Energy Equipment & Services - 7.1%
Oil & Gas Equipment & Services - 7.1%
Aker Solutions ASA (a)	394,000	1,046,363
Baker Hughes Co. Class A	28,000	653,520
Championx Corp. (a)	107,400	2,192,034
Halliburton Co.	687,100	14,834,489
Liberty Oilfield Services, Inc. Class A (a)	338,700	3,116,040
Oceaneering International, Inc. (a)	164,800	1,761,712
Schlumberger Ltd.	52,000	1,491,360
Weatherford International PLC (a)	128,535	3,695,381
		28,790,899
Equity Real Estate Investment Trusts (REITs) - 1.6%
Specialized REITs - 1.6%
Weyerhaeuser Co.	171,700	6,457,637
Food Products - 1.6%
Agricultural Products - 1.6%
Bunge Ltd.	74,200	6,423,494
Metals & Mining - 15.7%
Copper - 8.6%
First Quantum Minerals Ltd.	450,728	9,607,674
Freeport-McMoRan, Inc.	674,800	25,021,584
		34,629,258
Diversified Metals & Mining - 3.6%
Foran Mining Corp. (a)	1,291,900	2,831,672
Glencore Xstrata PLC	2,084,900	9,898,680
Ivanhoe Mines Ltd. (a)	161,700	1,283,524
Western Copper & Gold Corp. (TSX) (a)	285,000	394,888
		14,408,764
Gold - 3.1%
Franco-Nevada Corp.	89,200	12,232,225
Solgold PLC (a)	277,342	84,282
		12,316,507
Silver - 0.4%
Pan American Silver Corp.	68,200	1,741,828
TOTAL METALS & MINING		63,096,357
Oil, Gas & Consumable Fuels - 61.1%
Coal & Consumable Fuels - 0.5%
Cameco Corp.	91,800	2,127,924
Integrated Oil & Gas - 20.5%
Cenovus Energy, Inc.	1,198,900	14,218,954
Exxon Mobil Corp.	1,008,000	60,318,722
Imperial Oil Ltd.	235,100	7,771,946
		82,309,622
Oil & Gas Exploration & Production - 29.2%
Africa Oil Corp. (a)	4,753,300	6,772,090
Antero Resources Corp. (a)	334,700	5,877,332
Canadian Natural Resources Ltd.	930,400	37,978,928
Denbury, Inc. (a)	16,200	1,289,844
Harbour Energy PLC (a)(b)	865,160	4,524,236
Headwater Exploration, Inc. (a)	362,400	1,293,627
Hess Corp.	334,800	24,949,296
Kosmos Energy Ltd. (a)	717,400	2,625,684
MEG Energy Corp. (a)	800,603	6,517,884
Murphy Oil Corp.	394,600	10,488,468
Range Resources Corp. (a)	109,800	2,147,688
Tourmaline Oil Corp.	393,600	13,097,919
		117,562,996
Oil & Gas Refining & Marketing - 6.5%
Phillips 66 Co.	245,016	16,947,757
Valero Energy Corp.	136,600	9,144,004
		26,091,761
Oil & Gas Storage & Transport - 4.4%
Cheniere Energy, Inc.	39,200	4,108,552
Genesis Energy LP	915,413	9,236,517
Targa Resources Corp.	82,700	4,269,801
		17,614,870
TOTAL OIL, GAS & CONSUMABLE FUELS		245,707,173
TOTAL COMMON STOCKS (Cost $330,688,935)		401,209,768

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	104,897	104,918
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	77,420	77,428
TOTAL MONEY MARKET FUNDS (Cost $182,346)		182,346

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $330,871,281)	401,392,114
NET OTHER ASSETS (LIABILITIES) - 0.1%	532,860
NET ASSETS - 100.0%	401,924,974

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,866,336	83,102,777	84,864,195	841	-	-	104,918	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	868,201	162,199,236	162,990,009	38,613	-	-	77,428	0.0%
Total	2,734,537	245,302,013	247,854,204	39,454	-	-	182,346

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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